Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 5,862,413		R$ 5,534,591		R$ 8,005,860
Property, plant, and equipment, additions		1,116,727		961,965		1,257,120
Property, plant, and equipment, depreciation		(644,238)		(580,835)		(829,804)
Property, plant, and equipment, transfer		3,405	[1]	6,381	[2]	11,766	[3],[4]
Property, plant, and equipment, write-offs and disposals		(76,664)		(60,202)		(67,833)
Property, plant, and equipment, exchange rate variation						99,386
Property, plant, and equipment, reclassified to assets held for sale	[3]					(2,941,904)
Property, plant, and equipment, Business acquisition		125,938		513
Property, plant, and equipment, ending		6,387,581		5,862,413		5,534,591
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		4,491		5,311		11,935
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		1,086		1,070		169
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		12,184,709		11,517,704		16,197,396
Property, plant, and equipment, additions		1,116,816		962,004		1,318,332
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		3,405	[1]	6,381	[2]	11,554	[3],[4]
Property, plant, and equipment, write-offs and disposals		(316,761)		(301,944)		(225,285)
Property, plant, and equipment, exchange rate variation						129,266
Property, plant, and equipment, reclassified to assets held for sale	[3]					(5,913,559)
Property, plant, and equipment, Business acquisition		179,151		564
Property, plant, and equipment, ending		13,167,320		12,184,709		11,517,704
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(6,320,532)		(5,981,614)		(8,188,289)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(644,238)		(580,835)		(829,804)
Property, plant, and equipment, transfer		0	[1]	0	[2]	212	[3],[4]
Property, plant, and equipment, write-offs and disposals		239,715		241,968		157,419
Property, plant, and equipment, exchange rate variation						(29,832)
Property, plant, and equipment, reclassified to assets held for sale	[3]					2,908,680
Property, plant, and equipment, Business acquisition		(53,213)		(51)
Property, plant, and equipment, ending		(6,778,268)		(6,320,532)		(5,981,614)
Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,764)		(1,499)		(3,247)
Property, plant, and equipment, additions		(89)		(39)		(61,212)
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		382		226		33
Property, plant, and equipment, exchange rate variation						(48)
Property, plant, and equipment, reclassified to assets held for sale	[3]					62,975
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		(1,471)		(1,764)		(1,499)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		619,116		610,294		687,108
Property, plant, and equipment, additions		1,053		0		2,424
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		3,316	[1]	23,539	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		(16,369)		(14,717)		(17,503)
Property, plant, and equipment, exchange rate variation						3,416
Property, plant, and equipment, reclassified to assets held for sale	[3]					(65,151)
Property, plant, and equipment, Business acquisition		36		0
Property, plant, and equipment, ending		607,152		619,116		610,294
Land [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(146)		(146)		(146)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ (146)		R$ (146)		R$ (146)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		36 years		32 years		33 years
Property, plant, and equipment, beginning		R$ 1,532,506		R$ 1,486,721		R$ 2,154,710
Property, plant, and equipment, additions		27,100		20,020		47,920
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		198,398	[1]	73,744	[2]	119,748	[3],[4]
Property, plant, and equipment, write-offs and disposals		(111,899)		(47,979)		(34,925)
Property, plant, and equipment, exchange rate variation						26,997
Property, plant, and equipment, reclassified to assets held for sale	[3]					(827,729)
Property, plant, and equipment, Business acquisition		891		0
Property, plant, and equipment, ending		1,646,996		1,532,506		1,486,721
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(591,812)		(585,846)		(851,397)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(46,187)		(42,195)		(68,388)
Property, plant, and equipment, transfer		0	[1]	0	[2]	(94)	[3],[4]
Property, plant, and equipment, write-offs and disposals		101,919		36,229		23,031
Property, plant, and equipment, exchange rate variation						(6,872)
Property, plant, and equipment, reclassified to assets held for sale	[3]					317,874
Property, plant, and equipment, Business acquisition		(438)		0
Property, plant, and equipment, ending		(536,518)		(591,812)		R$ (585,846)
Buildings [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		0
Property, plant, and equipment, additions		(21)
Property, plant, and equipment, depreciation		0
Property, plant, and equipment, transfer	[1]	0
Property, plant, and equipment, write-offs and disposals		4
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (17)		R$ 0
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		11 years		13 years		10 years
Property, plant, and equipment, beginning		R$ 1,169,326		R$ 1,056,179		R$ 1,222,822
Property, plant, and equipment, additions		30,348		40,685		21,944
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		90,557	[1]	82,317	[2]	136,206	[3],[4]
Property, plant, and equipment, write-offs and disposals		(12,458)		(9,855)		(31,587)
Property, plant, and equipment, exchange rate variation						30
Property, plant, and equipment, reclassified to assets held for sale	[3]					(293,236)
Property, plant, and equipment, Business acquisition		15,225		0
Property, plant, and equipment, ending		1,292,998		1,169,326		1,056,179
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(618,256)		(573,553)		(689,161)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(71,139)		(58,172)		(81,976)
Property, plant, and equipment, transfer		0	[1]	606	[2]	81	[3],[4]
Property, plant, and equipment, write-offs and disposals		8,858		12,863		27,519
Property, plant, and equipment, exchange rate variation						(37)
Property, plant, and equipment, reclassified to assets held for sale	[3]					170,021
Property, plant, and equipment, Business acquisition		(2,650)		0
Property, plant, and equipment, ending		(683,187)		(618,256)		(573,553)
Leasehold improvements [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(30)		(18)		(61)
Property, plant, and equipment, additions		(11)		(12)		(43,666)
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		30		0		0
Property, plant, and equipment, exchange rate variation						(3)
Property, plant, and equipment, reclassified to assets held for sale	[3]					43,712
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ (11)		R$ (30)		R$ (18)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		11 years		12 years		12 years
Property, plant, and equipment, beginning		R$ 3,186,759		R$ 3,024,577		R$ 6,498,362
Property, plant, and equipment, additions		111,726		99,477		161,071
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		133,554	[1]	70,150	[2]	558,197	[3],[4]
Property, plant, and equipment, write-offs and disposals		(14,634)		(7,518)		(13,811)
Property, plant, and equipment, exchange rate variation						93,412
Property, plant, and equipment, reclassified to assets held for sale	[3]					(4,272,654)
Property, plant, and equipment, Business acquisition		112,779		73
Property, plant, and equipment, ending		R$ 3,530,184		R$ 3,186,759		R$ 3,024,577
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		6 years
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (1,926,954)		R$ (1,758,401)		R$ (3,598,304)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(194,666)		(175,567)		(356,637)
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		13,499		7,024		11,717
Property, plant, and equipment, exchange rate variation						(21,651)
Property, plant, and equipment, reclassified to assets held for sale	[3]					2,206,474
Property, plant, and equipment, Business acquisition		(39,721)		(10)
Property, plant, and equipment, ending		(2,147,842)		(1,926,954)		(1,758,401)
Machinery [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,566)		(1,289)		(2,857)
Property, plant, and equipment, additions		(57)		(27)		(839)
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		328		250		6
Property, plant, and equipment, exchange rate variation						(45)
Property, plant, and equipment, reclassified to assets held for sale	[3]					2,446
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ (1,295)		R$ (1,566)		R$ (1,289)
Automotive fuel/lubricant distribution equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		13 years		13 years
Property, plant, and equipment, beginning		R$ 3,213,123		R$ 3,245,586		R$ 3,169,320
Property, plant, and equipment, additions		86,714		96,208		88,112
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		143,010	[1]	12,680	[2]	33,794	[3],[4]
Property, plant, and equipment, write-offs and disposals		(92,744)		(141,351)		(45,640)
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		11,534		0
Property, plant, and equipment, ending		3,361,637		3,213,123		3,245,586
Automotive fuel/lubricant distribution equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,113,657)		(2,050,533)		(1,906,953)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(181,233)		(175,899)		(178,110)
Property, plant, and equipment, transfer		0	[1]	(3)	[2]	(311)	[3],[4]
Property, plant, and equipment, write-offs and disposals		60,982		112,778		34,841
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		(4,935)		0
Property, plant, and equipment, ending		(2,238,843)		(2,113,657)		(2,050,533)
Automotive fuel/lubricant distribution equipment and facilities [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(22)		(46)		(73)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		20		24		27
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ (2)		R$ (22)		R$ (46)
LPG tanks and bottles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		9 years		9 years
Property, plant, and equipment, beginning		R$ 920,287		R$ 840,931		R$ 776,479
Property, plant, and equipment, additions		129,567		94,356		91,842
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		431	[1]	0	[2]	1,567	[3],[4]
Property, plant, and equipment, write-offs and disposals		(43,887)		(15,000)		(28,957)
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		1,006,398		920,287		840,931
LPG tanks and bottles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(557,260)		(498,310)		(454,651)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(83,777)		(69,860)		(62,558)
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3],[4]
Property, plant, and equipment, write-offs and disposals		35,739		10,910		18,899
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					0
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ (605,298)		R$ (557,260)		R$ (498,310)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		9 years		8 years
Property, plant, and equipment, beginning		R$ 325,094		R$ 288,239		R$ 310,836
Property, plant, and equipment, additions		24,661		33,452		19,054
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		1,351	[1]	8,050	[2]	11,634	[3],[4]
Property, plant, and equipment, write-offs and disposals		(9,473)		(4,647)		(25,949)
Property, plant, and equipment, exchange rate variation						82
Property, plant, and equipment, reclassified to assets held for sale	[3]					(27,418)
Property, plant, and equipment, Business acquisition		29,801		0
Property, plant, and equipment, ending		R$ 371,434		R$ 325,094		R$ 288,239
Vehicles [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		4 years		4 years		4 years
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (154,177)		R$ (133,149)		R$ (143,854)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(29,483)		(23,713)		(22,927)
Property, plant, and equipment, transfer		0	[1]	0	[2]	195	[3],[4]
Property, plant, and equipment, write-offs and disposals		5,608		2,685		15,480
Property, plant, and equipment, exchange rate variation						(20)
Property, plant, and equipment, reclassified to assets held for sale	[3]					17,977
Property, plant, and equipment, Business acquisition		(3,459)		0
Property, plant, and equipment, ending		R$ (181,511)		(154,177)		(133,149)
Vehicles [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ 0		0
Property, plant, and equipment, additions						(160)
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3],[4]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					160
Property, plant, and equipment, ending						R$ 0
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		9 years		8 years
Property, plant, and equipment, beginning		R$ 201,708		R$ 168,092		R$ 316,712
Property, plant, and equipment, additions		12,326		34,905		33,644
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		1,649	[1]	5,140	[2]	2,277	[3],[4]
Property, plant, and equipment, write-offs and disposals		(4,547)		(6,531)		(14,614)
Property, plant, and equipment, exchange rate variation						1,296
Property, plant, and equipment, reclassified to assets held for sale	[3]					(171,223)
Property, plant, and equipment, Business acquisition		1,504		102
Property, plant, and equipment, ending		212,640		201,708		168,092
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(118,438)		(112,288)		(191,713)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(14,032)		(11,496)		(23,594)
Property, plant, and equipment, transfer		0	[1]	(603)	[2]	24	[3],[4]
Property, plant, and equipment, write-offs and disposals		3,052		5,953		14,443
Property, plant, and equipment, exchange rate variation						(817)
Property, plant, and equipment, reclassified to assets held for sale	[3]					89,369
Property, plant, and equipment, Business acquisition		(699)		(4)
Property, plant, and equipment, ending		R$ (130,117)		(118,438)		(112,288)
Furniture [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ 0		0
Property, plant, and equipment, additions						(14,887)
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3],[4]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					14,887
Property, plant, and equipment, ending						R$ 0
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 303,023		R$ 330,375		R$ 444,844
Property, plant, and equipment, additions		19,787		24,069		28,350
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		4,516	[1]	2,053	[2]	901	[3],[4]
Property, plant, and equipment, write-offs and disposals		(10,750)		(53,863)		(11,998)
Property, plant, and equipment, exchange rate variation						705
Property, plant, and equipment, reclassified to assets held for sale	[3]					(132,427)
Property, plant, and equipment, Business acquisition		2,145		389
Property, plant, and equipment, ending		318,721		303,023		330,375
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(239,978)		(269,534)		(352,256)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(23,721)		(23,933)		(35,614)
Property, plant, and equipment, transfer		0	[1]	0	[2]	317	[3],[4]
Property, plant, and equipment, write-offs and disposals		10,058		53,526		11,489
Property, plant, and equipment, exchange rate variation						(435)
Property, plant, and equipment, reclassified to assets held for sale	[3]					106,965
Property, plant, and equipment, Business acquisition		(1,311)		(37)
Property, plant, and equipment, ending		(254,952)		(239,978)		(269,534)
IT equipment [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				0		0
Property, plant, and equipment, additions						(1,660)
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3],[4]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					1,660
Property, plant, and equipment, ending						0
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		694,726		452,248	[5]	580,695	[5]
Property, plant, and equipment, additions		650,828		482,043		797,674	[5]
Property, plant, and equipment, depreciation		0		0		0	[5]
Property, plant, and equipment, transfer		(567,114)	[1]	(239,082)	[2]	(829,245)	[4],[5]
Property, plant, and equipment, write-offs and disposals		0		(483)		(301)	[5]
Property, plant, and equipment, exchange rate variation	[5]					3,290
Property, plant, and equipment, reclassified to assets held for sale	[3],[5]					(99,865)
Property, plant, and equipment, Business acquisition		5,056		0
Property, plant, and equipment, ending		783,496		694,726		452,248	[5]
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		18,139		14,281		34,642
Property, plant, and equipment, additions		20,501		35,887		21,985
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(6,263)	[1]	(32,029)	[2]	(18,894)	[3],[4]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					(23,452)
Property, plant, and equipment, Business acquisition		180		0
Property, plant, and equipment, ending		32,557		18,139		14,281
Advances to suppliers [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				0		(110)
Property, plant, and equipment, additions						0
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3],[4]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, exchange rate variation						0
Property, plant, and equipment, reclassified to assets held for sale	[3]					110
Property, plant, and equipment, ending						0
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		902		181		866
Property, plant, and equipment, additions		2,205		902		4,312
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	(181)	[2]	(4,631)	[3],[4]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, exchange rate variation						38
Property, plant, and equipment, reclassified to assets held for sale	[3]					(404)
Property, plant, and equipment, Business acquisition		0		0
Property, plant, and equipment, ending		R$ 3,107		R$ 902		R$ 181

[1]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[2]	Refers to R$ 1,070 transferred from intangible assets and R$ 5,311 transferred from right-of-use assets.
[3]	For further information, see Note 4.c
[4]	Refers to R$ 169 transferred to intangible assets.
[5]	Includes R$ 11,935 transferred from right-of-use assets.